Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other Receivables, Prepayments and Deposits
Prepayments	$ 10,952	$ 8,339
Interest receivables	5,136	6,095
Deposits	1,639	998
Purchase rebates	1,100	1,142
Value-added tax receivables	598	4,567
Others	771	632
Total	20,196	21,773
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0